Commitments and Contingencies - Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 4,896	$ 2,415
Leased assets obtained in exchange for operating lease liabilities	$ 30,786	$ 26,124
Weighted-average remaining lease term — operating leases (years)	11 years 2 months 12 days	7 years 8 months 12 days
Weighted-average discount rate — operating leases (percent)	9.00%	6.80%